UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio

January 31, 2011
unaudited

Common stocks — 81.42%	Shares	Value (000)

FINANCIALS — 13.43%
Itaú Unibanco Holding SA, preferred nominative	6,421,459	$137,101
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,364,325	93,833
Industrial and Commercial Bank of China Ltd., Class H1	255,069,870	189,191
Banco Bilbao Vizcaya Argentaria, SA1	15,149,144	185,968
Itaúsa – Investimentos Itaú SA, preferred nominative	19,536,992	138,181
PT Bank Rakyat Indonesia (Persero) Tbk1	220,145,600	118,863
Prudential PLC1	10,644,059	115,305
Agricultural Bank of China, Class H1,2	216,794,000	106,517
Kasikornbank PCL1	16,730,860	63,923
Kasikornbank PCL, nonvoting depository receipt1	8,989,140	33,471
China Life Insurance Co. Ltd., Class H1	24,545,000	95,364
ICICI Bank Ltd.1	4,100,000	91,738
Banco Santander, SA1	7,111,070	87,127
Ping An Insurance (Group) Co. of China, Ltd., Class H1	8,710,000	86,748
Sberbank of Russia (GDR)1	216,800	82,248
First Pacific Co. Ltd.1	90,550,800	78,565
Metro Pacific Investments Corp.1	935,686,000	78,207
Housing Development Finance Corp. Ltd.1	5,001,090	68,474
Bank of the Philippine Islands1	48,426,952	56,444
China Construction Bank Corp., Class H1	58,855,350	51,547
Bancolombia SA (ADR)	852,000	49,791
DLF Ltd.1	9,960,000	48,591
UBS AG1,2	2,635,324	47,258
Banco Bradesco SA, preferred nominative	2,420,000	44,714
Banco Bradesco SA, preferred nominative1	40,099	741
Erste Bank der oesterreichischen Sparkassen AG1	883,911	44,290
HDFC Bank Ltd.1	940,000	41,925
Türkiye Garanti Bankasi AS1	9,300,000	41,337
Bank of China Ltd., Class H1	77,099,000	39,928
CIMB Group Holdings Bhd.1	14,000,000	38,443
SM Prime Holdings, Inc.1	164,206,440	38,418
Grupo Financiero Banorte, SAB de CV, Series O	8,200,000	36,488
Banco Santander (Brasil) SA, units	1,845,565	21,401
Banco Santander (Brasil) SA, units (ADR)	1,090,565	12,651
HSBC Holdings PLC (Hong Kong)1	2,385,000	26,013
HSBC Holdings PLC (United Kingdom)1	543,522	5,930
Türkiye Is Bankasi AS, Class C1	10,096,791	31,682
Longfor Properties Co. Ltd.1	20,814,000	31,138
Sun Hung Kai Properties Ltd.1	1,615,000	26,838
Standard Chartered PLC1	1,025,000	26,720
ACE Ltd.	425,000	26,176
Kotak Mahindra Bank Ltd.1	2,600,000	21,929
CapitaMalls Asia Ltd.1	11,825,000	17,292
Bank Pekao SA1	280,000	16,675
BankMuscat (SAOG) (GDR)1	1,744,896	16,579
PT Bank Central Asia Tbk1	24,140,000	15,084
Land and Houses PCL, nonvoting depository receipt1	76,345,800	13,718
Commercial Bank of Qatar QSC (GDR)1,3	1,875,000	8,250
Commercial Bank of Qatar QSC (GDR)1	400,000	1,760
Bangkok Bank PCL, nonvoting depository receipt1	1,810,000	8,732
National Bank of Greece SA1,2	877,065	8,471
Ayala Land, Inc.1	25,000,000	8,324
China Taiping Insurance Holdings Co. Ltd.1,2	2,730,000	7,637
C C Land Holdings Ltd.1	13,336,000	4,875
Kerry Properties Ltd.1	424,678	2,262
Banco do Brasil SA, ordinary nominative	45,800	818
		2,791,694

CONSUMER STAPLES — 10.59%
Nestlé SA1	4,808,500	259,927
Anheuser-Busch InBev NV1	2,935,592	162,414
Anheuser-Busch InBev NV, VVPR STRIPS1,2	1,413,427	8
OJSC Magnit (GDR)1,3	3,095,500	80,931
OJSC Magnit (GDR)1	2,830,300	73,997
United Spirits Ltd.1	4,538,914	122,791
Pernod Ricard SA1	1,092,823	104,138
Shoprite Holdings Ltd.1	7,925,000	98,253
Wilmar International Ltd.1	23,342,000	96,411
China Yurun Food Group Ltd.1	28,994,000	94,256
X5 Retail Group NV (GDR)1,2,3	1,509,552	64,118
X5 Retail Group NV (GDR)1,2	560,400	23,803
Olam International Ltd.1	30,494,701	73,069
British American Tobacco PLC1	1,975,000	72,898
Wal-Mart de México, SAB de CV, Series V (ADR)	2,020,000	56,338
Wal-Mart de México, SAB de CV, Series V	5,090,000	14,140
Tesco PLC1	10,622,163	68,541
SABMiller PLC1	1,926,000	62,303
PepsiCo, Inc.	910,700	58,567
Danone SA1	932,876	56,152
Avon Products, Inc.	1,915,500	54,228
Coca-Cola Co.	805,000	50,594
Grupo Nacional de Chocolates SA	3,655,000	48,934
Grupo Modelo, SAB de CV, Series C	7,675,000	47,305
IOI Corp. Bhd.1	24,906,666	46,711
METRO AG1	587,000	41,314
Coca-Cola Icecek AS, Class C1	3,283,750	36,834
Tingyi (Cayman Islands) Holding Corp.1	13,200,000	32,392
Procter & Gamble Co.	513,000	32,386
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	1,150,000	30,705
Unilever NV, depository receipts1	950,000	28,093
Nestlé India Ltd.1	316,700	22,956
L’Oréal SA1	195,550	22,720
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	22,095
Beiersdorf AG1	350,000	19,174
Colgate-Palmolive Co.	160,000	12,283
Poslovni sistem Mercator, dd1	42,200	8,878
		2,200,657

TELECOMMUNICATION SERVICES — 8.78%
América Móvil, SAB de CV, Series L (ADR)	9,296,392	529,801
América Móvil, SAB de CV, Series L	8,440,000	24,038
MTN Group Ltd.1	12,570,231	215,788
Turkcell Iletisim Hizmetleri AS1	33,845,000	207,757
SOFTBANK CORP.1	3,577,200	122,815
Philippine Long Distance Telephone Co.1	1,787,440	99,326
Philippine Long Distance Telephone Co. (ADR)	141,500	7,882
Millicom International Cellular SA	1,076,800	100,412
Telekom Austria AG, non-registered shares1	6,400,000	88,088
PT XL Axiata Tbk1,2	130,914,000	76,258
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	80,610,000	67,421
China Communications Services Corp. Ltd., Class H1	92,345,000	56,455
China Telecom Corp. Ltd., Class H1	92,910,000	55,009
Telefónica, SA1	1,685,000	42,426
China Mobile Ltd.1	3,302,000	32,450
Partner Communications Co. Ltd.1	1,690,000	32,446
Bharti Airtel Ltd.1	4,507,600	31,331
Telekomunikacja Polska SA1	3,108,157	18,228
OJSC Mobile TeleSystems (ADR)	510,000	9,746
Magyar Telekom Telecommunications PLC1	2,602,934	7,080
		1,824,757

CONSUMER DISCRETIONARY — 7.98%
Honda Motor Co., Ltd.1	3,055,000	129,048
Truworths International Ltd.1	12,103,000	107,409
Swatch Group Ltd, non-registered shares1	120,450	48,428
Swatch Group Ltd1	568,022	41,011
Hankook Tire Co., Ltd.1	3,500,000	86,161
Naspers Ltd., Class N1	1,649,800	86,083
Toyota Motor Corp.1	1,967,000	81,356
PT Astra International Tbk1	14,282,000	77,235
Parkson Holdings Bhd.1	36,539,983	67,346
Li & Fung Ltd.1	10,175,900	66,221
Dongfeng Motor Group Co., Ltd., Class H1	35,526,000	62,421
Hyundai Mobis Co., Ltd.1	270,000	62,177
Golden Eagle Retail Group Ltd.1	21,800,000	59,759
McDonald’s Corp.	800,000	58,936
Daimler AG1,2	770,000	56,293
Bayerische Motoren Werke AG1	690,000	52,947
Hero Honda Motors Ltd.1	1,481,394	52,805
Hyundai Motor Co.1	280,000	44,692
Melco Crown Entertainment Ltd. (ADR)2	5,322,000	41,299
Modern Times Group MTG AB, Class B1	577,000	40,116
LG Electronics Inc., nonvoting preferred1	826,340	32,002
LG Electronics Inc.1	42,500	4,427
Wynn Macau, Ltd.1	12,000,000	33,270
CFAO1	822,309	32,979
Desarrolladora Homex, SA de CV (ADR)2	1,060,000	32,319
Techtronic Industries Co. Ltd.1	23,902,000	29,924
REXLot Holdings Ltd.1	236,054,500	25,543
Sony Corp.1	635,000	21,838
Sony Corp. (ADR)	75,000	2,575
Nissan Motor Co., Ltd.1	2,300,000	23,198
Kia Motors Corp.1	470,000	22,938
GOME Electrical Appliances Holding Ltd.1,2	47,790,000	18,053
Intercontinental Hotels Group PLC1	830,000	17,473
TVN SA1	2,500,000	14,507
Maruti Suzuki India Ltd.1	466,000	12,765
Central European Media Enterprises Ltd., Class A2	390,000	7,098
Suzuki Motor Corp.1	261,000	6,299
		1,658,951

MATERIALS — 7.25%
Linde AG1	893,738	130,291
Holcim Ltd1	1,192,780	83,594
PT Semen Gresik (Persero) Tbk1	89,607,500	76,781
ArcelorMittal1	2,060,000	75,308
Anglo American PLC1	1,477,400	72,051
PT Indocement Tunggal Prakarsa Tbk1	45,672,000	68,399
Vale Fertilizantes SA, preferred nominative2	5,471,400	62,527
Impala Platinum Holdings Ltd.1	2,105,083	60,040
Israel Chemicals Ltd.1	3,750,000	59,054
Givaudan SA1	55,362	54,798
Yara International ASA1	955,000	53,941
Aquarius Platinum Ltd.1	9,230,000	51,529
African Minerals Ltd.1,2,3	4,358,500	34,534
African Minerals Ltd.1,2	1,645,377	13,037
Potash Corp. of Saskatchewan Inc.	255,000	45,334
Sigma-Aldrich Corp.	710,000	45,191
Sinofert Holdings Ltd.1,2	80,800,000	44,736
Vedanta Resources PLC1	1,182,333	43,101
China Shanshui Cement Group Ltd.1	54,607,000	42,832
BHP Billiton PLC1	1,092,288	41,872
Wacker Chemie AG1	228,000	41,202
Fibria Celulose SA, ordinary nominative (ADR)2	2,566,500	39,293
Makhteshim-Agan Industries Ltd.1,2	7,525,000	36,574
Vale SA, Class A, preferred nominative	1,032,000	31,568
Akzo Nobel NV1	480,000	30,006
First Quantum Minerals Ltd.	246,200	28,484
Petropavlovsk PLC1	1,595,550	26,175
Celanese Corp., Series A	610,000	25,309
Ambuja Cements Ltd.1	7,253,672	20,024
Duratex SA, ordinary nominative	1,642,000	15,761
Rhodia SA1	514,724	15,365
Anhui Conch Cement Co. Ltd., Class H1	2,600,000	12,091
Sika AG, non-registered shares1	4,850	10,651
Buzzi Unicem SpA1	445,000	5,596
Buzzi Unicem SpA, nonconvertible shares1	309,000	2,316
OCI Co. Ltd.1	19,540	6,646
		1,506,011

HEALTH CARE — 7.04%
JSC Pharmstandard (GDR)1,2,4	8,914,949	267,935
JSC Pharmstandard (GDR)1,2,3,4	392,700	11,802
Teva Pharmaceutical Industries Ltd. (ADR)	3,084,000	168,541
Novo Nordisk A/S, Class B1	1,436,600	162,254
Amil Participações SA, ordinary nominative	14,228,090	137,335
Hikma Pharmaceuticals PLC1	8,953,850	115,357
Cochlear Ltd.1	1,390,000	107,163
Baxter International Inc.	1,812,000	87,864
Krka, dd, Novo mesto1	876,514	76,740
Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	29,180,000	75,520
Bayer AG1	840,500	61,984
Richter Gedeon Nyrt1	280,500	59,848
Novartis AG1	955,000	53,252
Sinopharm Group Co. Ltd., Class H1	12,272,800	43,302
Essilor International1	267,000	17,842
Grifols, SA1	1,146,000	17,449
		1,464,188

INDUSTRIALS — 6.64%
Schneider Electric SA1	906,841	141,565
Siemens AG1	804,200	103,026
International Container Terminal Services, Inc.1	95,500,000	91,687
Legrand SA1	1,872,000	75,403
Outotec Oyj1	1,210,000	67,961
United Technologies Corp.	695,000	56,504
AirAsia Bhd.1,2	61,185,000	55,341
Cia. de Concessões Rodoviárias, ordinary nominative	1,970,000	54,398
Tata Motors Ltd.1	2,160,000	53,822
Jardine Matheson Holdings Ltd.1	1,080,600	50,572
Intertek Group PLC1	1,813,500	50,462
Johnson Electric Holdings Ltd.1	70,526,500	50,435
Container Corp. of India Ltd.1	1,674,253	43,968
SGS SA1	23,101	37,611
Airports of Thailand PCL1	32,700,000	34,727
Kühne + Nagel International AG1	268,000	34,679
Murray & Roberts Holdings Ltd.1	7,452,000	32,227
Komatsu Ltd.1	1,004,500	29,839
SM Investments Corp.1	2,799,308	29,657
COSCO Pacific Ltd.1	15,800,000	29,586
Enka Insaat ve Sanayi AS1	6,783,333	25,631
Prysmian SpA1	1,176,622	23,738
Bidvest Group Ltd.1	1,090,779	23,334
Koc Holding AS, Class B1	5,383,000	21,944
Dalian Port (PDA) Co. Ltd., Class H1	48,990,000	19,982
Vestas Wind Systems A/S1,2	545,000	18,786
KBR, Inc.	562,601	18,060
China Railway Construction Corp. Ltd., Class H1	14,057,500	17,237
Jiangsu Expressway Co. Ltd., Class H1	13,550,000	14,538
PT Bakrie & Brothers Tbk1,2	1,686,809,500	11,940
Daelim Industrial Co., Ltd.1	105,916	11,808
KONE Oyj, Class B1	209,900	11,436
Suzlon Energy Ltd.1,2	10,300,000	11,086
Samsung Engineering Co., Ltd.1	62,000	10,963
Daikin Industries, Ltd.1	225,000	7,819
Doosan Heavy Industries and Construction Co., Ltd.1	103,250	7,239
		1,379,011

INFORMATION TECHNOLOGY — 6.46%
Kingboard Chemical Holdings Ltd.1	34,366,840	196,396
Samsung Electronics Co. Ltd.1	179,762	157,955
Infosys Technologies Ltd.1	1,318,500	89,545
Google Inc., Class A2	145,800	87,532
NetEase.com, Inc. (ADR)2	1,795,064	72,413
HTC Corp.1	2,073,225	69,312
Corning Inc.	3,075,200	68,300
Wistron Corp.1	34,573,642	67,712
Amadeus IT Holding, SA, Class A1,2	2,985,000	62,659
Tencent Holdings Ltd.1	2,321,000	60,559
Cielo SA, ordinary nominative	6,481,028	48,094
Oracle Corp.	1,500,000	48,045
HOYA CORP.1	2,039,800	47,958
LG Display Co., Ltd.1	1,075,000	36,516
Yahoo! Inc.2	2,213,000	35,674
Nippon Electric Glass Co., Ltd.1	2,255,000	33,835
Acer Inc.1	10,724,493	29,137
MediaTek Inc.1	1,842,403	24,999
Kingboard Laminates Holdings Ltd.1	21,048,606	20,930
Redecard SA, ordinary nominative	1,617,600	19,990
Nokia Corp.1	1,558,200	16,676
Nokia Corp. (ADR)	289,300	3,096
Spectris PLC1	647,000	14,000
Halma PLC1	2,225,000	12,056
Murata Manufacturing Co., Ltd.1	139,800	10,573
Cisco Systems, Inc.2	372,800	7,885
		1,341,847

ENERGY — 6.33%
InterOil Corp.2	2,294,908	158,808
OAO Gazprom (ADR)1	4,071,000	108,135
Oil Search Ltd.1	14,450,000	95,751
Heritage Oil Ltd.1,4	16,343,000	85,286
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,846,900	67,837
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	200,000	6,650
Essar Energy PLC1,2	7,687,500	63,955
JSC KazMunaiGas Exploration Production (GDR)1	2,800,000	60,215
China National Offshore Oil Corp.1	23,956,000	53,322
Eurasia Drilling Co. Ltd. (GDR)1,3	1,162,300	35,177
Eurasia Drilling Co. Ltd. (GDR)1	585,950	17,734
Saipem SpA, Class S1	995,000	49,887
Cairn India Ltd.1,2	6,587,000	47,604
TOTAL SA1	598,000	34,997
TOTAL SA (ADR)	155,000	9,109
Tenaris SA (ADR)	930,000	43,868
Royal Dutch Shell PLC, Class B1	1,235,000	42,922
Nexen Inc.	1,514,156	38,030
Woodside Petroleum Ltd.1	879,000	36,651
Noble Energy, Inc.	400,000	36,440
Cobalt International Energy, Inc.2	2,300,000	31,165
OJSC OC Rosneft (GDR)1	2,951,000	25,323
Sasol Ltd.1	440,000	21,235
BP PLC1	2,480,000	19,277
Gran Tierra Energy Inc.2	2,000,000	18,060
Niko Resources Ltd.	180,000	17,526
Türkiye Petrol Rafinerileri AS1	670,000	17,361
Chevron Corp.	175,500	16,660
ConocoPhillips	230,000	16,436
Reliance Industries Ltd.1	760,000	15,359
OAO TMK (GDR)1,2,3	692,815	13,931
Eni SpA1	472,000	11,173
		1,315,884

UTILITIES — 2.03%
GAIL (India) Ltd.1	9,494,000	98,588
PT Perusahaan Gas Negara (Persero) Tbk1	195,157,000	91,605
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	4,940,842	81,214
Cheung Kong Infrastructure Holdings Ltd.1	7,480,000	35,671
PGE Polska Grupa Energetyczna SA1	4,082,000	32,577
CLP Holdings Ltd.1	3,125,000	25,393
Electricity Generating PCL1	6,375,000	21,977
Cia. de Saneamento Básico do Estado de São Paulo – SABESP, ordinary nominative	618,000	15,126
CEZ, a s1	259,000	12,222
NTPC Ltd.1	2,071,532	8,531
		422,904

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		1,015,900

Total common stocks (cost: $12,393,509,000)		16,921,804

Warrants — 0.02%

MISCELLANEOUS — 0.02%
Other warrants in initial period of acquisition		3,567

Total warrants (cost: $0)		3,567

	Principal amount
Convertible securities — 0.09%	(000)

FINANCIALS — 0.09%
IMMOFINANZ AG 2.75% convertible notes 2014	€14,300	19,187

Total convertible securities (cost: $17,713,000)		19,187

Bonds & notes — 9.05%

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 7.58%
Brazil (Federal Republic of) 6.00% 20155	BRL11,705	7,051
Brazil (Federal Republic of) Global 12.50% 2016	25,800	17,629
Brazil (Federal Republic of) Global 6.00% 2017	$10,925	12,318
Brazil (Federal Republic of) 10.00% 2017	BRL 9,115	4,850
Brazil (Federal Republic of) 6.00% 20175	32,178	19,512
Brazil (Federal Republic of) Global 8.00% 20186	$18,455	21,888
Brazil (Federal Republic of) Global 8.875% 2019	9,000	11,947
Brazil (Federal Republic of) 6.00% 20205	BRL20,365	12,383
Brazil (Federal Republic of) Global 4.875% 2021	$5,985	6,141
Brazil (Federal Republic of) Global 12.50% 2022	BRL12,900	9,035
Brazil (Federal Republic of) Global 8.875% 2024	$900	1,226
Brazil (Federal Republic of) Global 10.125% 2027	14,500	22,040
Brazil (Federal Republic of) Global 7.125% 2037	11,730	14,017
Brazil (Federal Republic of) Global 11.00% 2040	22,620	30,673
Brazil (Federal Republic of) Global 5.625% 2041	4,800	4,759
Brazil (Federal Republic of) 6.00% 20455	BRL21,458	13,533
United Mexican States Government Global 6.375% 2013	$32,880	36,283
United Mexican States Government, Series MI10, 8.00% 2013	MXN 56,068	4,894
United Mexican States Government, Series MI10, 9.50% 2014	377,000	34,670
United Mexican States Government, Series M10, 8.00% 2015	130,000	11,403
United Mexican States Government, Series M10, 7.25% 2016	277,500	23,630
United Mexican States Government 5.00% 20165	27,132	2,518
United Mexican States Government Global 5.625% 2017	$23,550	26,211
United Mexican States Government 3.50% 20175	MXN182,690	15,750
United Mexican States Government Global, Series A, 5.125% 2020	$2,520	2,650
United Mexican States Government, Series M20, 10.00% 2024	MXN123,000	12,252
United Mexican States Government, Series M30, 10.00% 2036	70,000	6,935
United Mexican States Government Global 6.05% 2040	$20,580	21,146
Turkey (Republic of) 11.50% 2012	6,000	6,562
Turkey (Republic of) 10.00% 20125	TRY41,531	28,969
Turkey (Republic of) 16.00% 2012	7,500	5,119
Turkey (Republic of) 16.00% 2013	18,400	13,515
Turkey (Republic of) 4.00% 20155	43,223	29,680
Turkey (Republic of) 7.25% 2015	$10,150	11,533
Turkey (Republic of) 10.00% 2015	TRY14,187	9,075
Turkey (Republic of) 7.00% 2016	$32,750	36,967
Turkey (Republic of) 6.75% 2018	31,160	34,743
Turkey (Republic of) 7.00% 2019	3,500	3,948
Turkey (Republic of) 6.875% 2036	7,500	7,800
Turkey (Republic of) 6.75% 2040	3,000	3,060
Colombia (Republic of) Global 10.00% 2012	18,725	20,298
Colombia (Republic of) Global 10.75% 2013	9,840	11,528
Colombia (Republic of) Global 8.25% 2014	3,100	3,712
Colombia (Republic of) Global 12.00% 2015	COP49,360,000	33,209
Colombia (Republic of) Global 7.375% 2017	$18,050	21,588
Colombia (Republic of) Global 7.375% 2019	3,500	4,226
Colombia (Republic of) Global 11.75% 2020	2,420	3,671
Colombia (Republic of) Global 8.125% 2024	4,375	5,622
Colombia (Republic of) Global 9.85% 2027	COP11,815,000	7,597
Colombia (Republic of) Global 7.375% 2037	$30,665	36,645
Argentina (Republic of) 0.169% 20126,7	36,970	8,780
Argentina (Republic of) 7.00% 2015	31,470	28,895
Argentina (Republic of) 8.28% 20336,8	43,764	38,512
Argentina (Republic of) 5.83% 20335,6,8	ARS56,070	11,398
Argentina (Republic of) GDP-Linked 2035	$133,590	20,907
Argentina (Republic of) GDP-Linked 2035	ARS335,653	12,865
Philippines (Republic of) 8.25% 2014	$13,155	15,424
Philippines (Republic of) 9.375% 2017	4,000	5,200
Philippines (Republic of) 9.875% 2019	10,800	14,796
Philippines (Republic of) 4.95% 2021	PHP1,350,000	30,771
Philippines (Republic of) 7.75% 2031	$16,070	19,565
Philippines (Republic of) 6.375% 2034	3,700	3,903
Philippines (Republic of) 6.25% 2036	PHP934,000	19,237
Hungarian Government, Series 12/C, 6.00% 2012	HUF 499,400	2,484
Hungarian Government, Series 14/C, 5.50% 2014	1,200,000	5,788
Hungarian Government, Series 15/A, 8.00% 2015	3,327,960	17,240
Hungarian Government, Series 19/A, 6.50% 2019	750,000	3,580
Hungarian Government 6.25% 2020	$38,895	39,027
Polish Government, Series 0413, 5.25% 2013	PLN38,400	13,445
Polish Government, Series 0414, 5.75% 2014	17,855	6,300
Polish Government 3.875% 2015	$8,565	8,684
Polish Government 5.00% 2015	2,900	3,070
Polish Government, Series 0415, 5.50% 2015	PLN27,300	9,457
Polish Government, Series 1017, 5.25% 2017	25,780	8,589
Polish Government 6.375% 2019	$16,075	18,002
Indonesia (Republic of), Series 30, 10.75% 2016	IDR199,195,000	24,425
Indonesia (Republic of) 11.50% 2019	34,424,000	4,448
Indonesia (Republic of) 5.875% 2020	$33,000	35,432
Peru (Republic of) 8.375% 2016	15,763	19,507
Peru (Republic of) 7.125% 2019	1,190	1,421
Peru (Republic of) 7.35% 2025	6,550	7,975
Peru (Republic of) 8.75% 2033	17,625	24,208
Peru (Republic of) 6.55% 20376	7,242	8,021
Croatian Government 6.75% 20193	25,500	26,615
Croatian Government 6.625% 20203	17,000	17,643
Croatian Government 6.625% 2020	10,800	11,208
Russian Federation 7.50% 20303,6	27,577	31,783
Russian Federation 7.50% 20306	18,147	20,914
Panama (Republic of) Global 7.25% 2015	1,600	1,880
Panama (Republic of) Global 7.125% 2026	7,300	8,705
Panama (Republic of) Global 8.875% 2027	2,775	3,774
Panama (Republic of) Global 9.375% 2029	9,034	12,738
Panama (Republic of) Global 6.70% 20366	17,739	19,912
South Africa (Republic of) 6.875% 2019	10,050	11,457
South Africa (Republic of) 5.50% 2020	22,000	22,770
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR78,000	9,924
Venezuela (Republic of) 9.25% 2027	$41,125	30,309
Venezuela (Republic of) 9.25% 2028	5,600	3,780
Malaysian Government 3.756% 2011	MYR43,145	14,141
Malaysian Government, Series 1/01, 3.833% 2011	8,900	2,930
Malaysian Government, Series 204, 5.094% 2014	10,000	3,445
Thai Government 3.625% 2015	THB600,000	19,583
Chilean Government 3.875% 2020	$18,550	18,160
Egypt (Arab Republic of) 8.75% 20121	EGP26,350	4,161
Egypt (Arab Republic of) 11.55% 20131	25,000	4,045
Egypt (Arab Republic of) 5.75% 20203	$4,000	3,580
Egypt (Arab Republic of) 6.875% 20403	6,750	6,052
Dominican Republic 9.50% 20116	692	714
Dominican Republic 9.04% 20186	3,935	4,417
Dominican Republic 8.625% 20273,6	9,900	10,741
Nigeria (Republic of) 6.75% 20213	8,100	8,059
State of Qatar 6.40% 2040	4,140	4,384
		1,575,591

ENERGY — 0.59%
Gazprom OJSC 5.092% 20153	11,480	11,652
Gazprom OJSC 9.25% 2019	15,000	18,450
Gazprom OJSC, Series 9, 6.51% 2022	21,150	21,679
Gazprom OJSC 6.51% 20223	10,810	11,080
Gazprom OJSC 7.288% 2037	10,600	11,024
Petrobras International 5.75% 2020	20,930	21,714
Petrobras International 6.875% 2040	2,000	2,073
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	21,800	21,933
Reliance Holdings Ltd. 6.25% 20403	2,500	2,315
		121,920

FINANCIALS — 0.43%
Development Bank of Kazakhstan 5.50% 20153	27,295	28,046
HSBK (Europe) BV 7.25% 20213	23,205	22,870
BBVA Bancomer SA 7.25% 20203	13,680	14,223
VEB Finance Ltd. 6.902% 20203	4,830	5,029
VEB Finance Ltd. 6.80% 20253	5,000	4,950
SB Capital SA 5.40% 2017	7,000	7,009
Banco de Crédito del Perú 5.375% 20203	5,000	4,887
Banco del Estado de Chile 4.125% 20203	2,500	2,355
		89,369

UTILITIES — 0.17%
Eskom Holdings Ltd. 5.75% 20213	20,400	19,992
AES Panamá, SA 6.35% 20163	10,400	11,128
Enersis SA 7.375% 2014	4,550	5,069
		36,189

MATERIALS — 0.15%
CEMEX Finance LLC 9.50% 20163	15,475	15,920
CEMEX, SAB de CV 9.00% 20183	2,520	2,596
CEMEX SA 9.25% 20203	4,974	5,092
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,357
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,815	4,259
		30,224

TELECOMMUNICATION SERVICES — 0.06%
Orascom Telecom 7.875% 20143	6,955	6,659
Orascom Telecom 7.875% 2014	5,000	4,788
América Móvil, SAB de CV 8.46% 2036	MXN28,000	2,078
		13,525

CONSUMER STAPLES — 0.06%
BFF International Ltd. 7.25% 20203	$12,500	13,344

CONSUMER DISCRETIONARY — 0.01%
Grupo Televisa, SAB 6.625% 2040	1,800	1,906

Total bonds & notes (cost: $1,757,606,000)		1,882,068

Short-term securities — 9.67%

Freddie Mac 0.19%–0.29% due 4/12–8/16/2011	336,900	336,751
U.S. Treasury Bills 0.135%–0.183% due 3/17–7/21/2011	283,500	283,387
Fannie Mae 0.16%–0.513% due 2/1–7/13/2011	229,100	229,004
Nordea North America, Inc. 0.24%–0.255% due 2/2–2/28/2011	226,800	226,777
Electricité de France 0.26% due 2/11–3/25/20113	212,900	212,838
Commonwealth Bank of Australia 0.25%–0.275% due 2/17–4/14/20113	108,000	107,972
Bank of Nova Scotia 0.24%–0.26% due 3/8–3/15/2011	86,800	86,790
KfW 0.23%–0.25% due 2/14–2/15/20113	77,500	77,494
National Australia Funding (Delaware) Inc. 0.24%–0.25% due 2/1–3/14/20113	74,600	74,590
Straight-A Funding LLC 0.23% due 3/9/20113	68,600	68,584
Toronto-Dominion Holdings USA Inc. 0.21% due 2/22/20113	40,900	40,895
American Honda Finance Corp. 0.23% due 4/5/2011	40,000	39,977
Jupiter Securitization Co., LLC 0.24% due 3/23/20113	35,300	35,288
Federal Home Loan Bank 0.17% due 2/4/2011	32,600	32,599
Bank of America Corp. 0.18% due 2/1/2011	31,100	31,100
Siemens Capital Co. LLC 0.19% due 2/10/20113	30,000	29,998
BASF AG 0.21% due 3/1/20113	30,000	29,995
Thunder Bay Funding, LLC 0.27% due 4/8/20113	25,300	25,285
Caisse d’Amortissement de la Dette Sociale 0.22% due 2/15/20113	25,000	24,998
European Investment Bank 0.23% due 2/23/2011	14,900	14,897

Total short-term securities (cost: $2,009,113,000)		2,009,219

Total investment securities (cost: $16,177,941,000)		20,835,845
Other assets less liabilities		(52,269)

Net assets		$20,783,576

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $13,107,633,000, which represented 63.07% of the net assets of the fund. This amount includes $13,007,970,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,263,291,000, which represented 6.08% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Coupon rate may change periodically.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2011(000)

JSC Pharmstandard (GDR)	8,817,949	97,000	—	8,914,949	$—	$267,935
JSC Pharmstandard (GDR)	392,700	—	—	392,700	—	11,802
Heritage Oil Ltd.	16,343,000	—	—	16,343,000	—	85,286
					$—	$365,023

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Financials	$561,154	$2,230,540	*	$—	$2,791,694
Consumer staples	427,575	1,773,082	*	—	2,200,657
Telecommunication services	671,879	1,152,878	*	—	1,824,757
Consumer discretionary	142,227	1,516,724	*	—	1,658,951
Materials	293,467	1,212,544	*	—	1,506,011
Health care	393,740	1,070,448	*	—	1,464,188
Industrials	128,962	1,250,049	*	—	1,379,011
Information technology	391,029	950,818	*	—	1,341,847
Energy	460,589	855,295	*	—	1,315,884
Utilities	96,340	326,564	*	—	422,904
Miscellaneous	255,415	760,485	*	—	1,015,900
Warrants	3,567	—		—	3,567
Convertible securities	—	19,187		—	19,187
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	1,567,385		8,206	1,575,591
Corporate bonds & notes	—	306,477		—	306,477
Short-term securities	—	2,009,219		—	2,009,219
Total	$3,825,944	$17,001,695		$8,206	$20,835,845

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $13,007,970,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended January 31, 2011 (dollars in thousands):

	Beginning value at 11/1/2010	Net transfers into Level 3†	Net unrealized depreciation	Ending value at 1/31/2011

Investment securities	$—	$8,838	$(632)	$8,206

Net unrealized depreciation during the period on Level 3 investment securities held at January 31, 2011 (dollars in thousands):				$(632)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,110,535
Gross unrealized depreciation on investment securities	(531,415)
Net unrealized appreciation on investment securities	4,579,120
Cost of investment securities for federal income tax purposes	16,256,725

Key to abbreviations and symbol

ADR = American Depositary Receipts	€ = Euros	PLN = Polish zloty
GDR = Global Depositary Receipts	HUF = Hungarian forints	THB = Thai baht
ARS = Argentine pesos	IDR = Indonesian rupiah	TRY = Turkish liras
BRL = Brazilian reais	MXN = Mexican pesos	ZAR = South African rand
COP = Colombian pesos	MYR = Malaysian ringgits
EGP = Egyptian pounds	PHP = Philippine pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-936-0311O-S25567

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: March 31, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2011